Income tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(26.63%)	(10.99%)	(3.00%)
Tax effect of permanent differences	49.97%	9.95%	5.87%
Changes in valuation allowance	(48.24%)	(23.28%)	(27.58%)
Effective income tax rate	0.10%	0.68%	0.29%